Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of accrued expenses and other liabilities
	December 31
	2019	2018

Derivatives (See Note 11)	$-	$87
Professional services	149	97
Accrued expenses related to retirement cost of CO-CEO	72	-
Tax accruals	3	10
Other	195	119

	$419	$313